UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/14

Item 1.  Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO

INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO

Semi-Annual Report

June 30, 2014

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO

PORTFOLIO REVIEW (Unaudited)

June 30, 2014

The Portfolio’s performance figures* for the period ended June 30, 2014, compared to its benchmarks:

			Inception** -
	Six Months	One Year	June 30, 2014
Innealta Capital Sector Rotation Portfolio – Class 2	5.94%	4.39%	1.02%
Barclays Capital U.S. Aggregate Bond Index	3.93%	4.37%	0.99%
S&P 500 Total Return Index	7.14%	24.61%	26.68%
Blended Benchmark Index***	5.90%	16.24%	15.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. The Portfolio’s estimated total annual operating expenses before any fee waiver are 23.27% for Class 2 shares per the May 1, 2014 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Portfolio’s inception date is November 8, 2012.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors may not invest in the index directly; unlike the Portfolio’s returns, the index does not reflect any fess or expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index that is comprised of 500 of the largest U.S. domiciled companies and includes reinvestment of all dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the index does not reflect any fees or expenses.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio holds assets in the following Classes:

Asset Class	% of Net Assets
Debt Funds	76.9%
Equity Funds	16.7%
Other, Cash & Cash Equivalents	6.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Portfolio’s holdings.

1

INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO

 PORTFOLIO REVIEW (Unaudited)

June 30, 2014

The Portfolio’s performance figures* for the period ended June 30, 2014, compared to its benchmarks:

			Inception** -
	Six Months	One Year	June 30, 2014
Innealta Capital Country Rotation Portfolio - Class 2	6.10%	6.70%	2.63%
Barclays Capital U.S. Aggregate Bond Index	3.93%	4.37%	0.99%
MSCI All Country World exUSA Net Index	5.56%	21.75%	17.09%
Blended Benchmark Index***	4.98%	14.64%	10.51%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. The Portfolio’s estimated total annual operating expenses before any fee waivers are 19.61% for Class 2 shares per the May 1, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Portfolio’s inception date is November 8, 2012.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors may not invest in the index directly; unlike the Portfolio’s returns, the index does not reflect any fess or expenses.

The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors may not invest in the index directly; unlike the Portfolio’s returns, the index does not reflect any fess or expenses.

***	The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Portfolio holds assets in the following Classes:

Asset Class	% of Net Assets
Debt Funds	75.8%
Equity Funds	16.2%
Other, Cash & Cash Equivalents	8.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Portfolio’s holdings.

2

Innealta Capital Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 93.6%
	DEBT FUNDS - 76.9%
270	iShares Emerging Markets High Yield Bond Fund ETF	$14,324
624	iShares Floating Rate Bond ETF	31,699
214	iShares MBS ETF	23,159
872	Market Vectors Emerging Markets High Yield Bond ETF	23,030
590	Market Vectors Emerging Markets Local Currency Bond ETF	14,337
215	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	22,977
1,490	SPDR Barclays Short Term High Yield Bond ETF	46,130
268	Vanguard Intermediate-Term Corporate Bond ETF	23,198
413	Vanguard Short-Term Bond ETF	33,178
	TOTAL DEBT FUNDS	232,032

	EQUITY FUNDS - 16.7%
318	Consumer Staples Select Sector SPDR Fund	14,189
313	Financial Select Sector SPDR Fund	7,118
188	Technology Select Sector SPDR Fund	7,210
331	Utilities Select Sector SPDR Fund	14,650
82	Vanguard Telecommunication Services ETF	7,213
	TOTAL EQUITY FUNDS	50,380

	TOTAL EXCHANGE TRADED FUNDS (Cost $277,201)	282,412

	SHORT-TERM INVESTMENT - 2.1%
6,443	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01%^ (Cost $6,443)	6,443

	TOTAL INVESTMENTS - 95.7% (Cost $283,644) (a)	$288,855
	OTHER ASSETS LESS LIABILITIES - 4.3%	12,956
	NET ASSETS - 100.0%	$301,811

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $286,403 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,452
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$2,452

^	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

See accompanying notes to financial statements.

3

Innealta Capital Country Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 92.0%
	DEBT FUNDS - 75.8%
234	iShares Emerging Markets High Yield Bond ETF	$12,414
763	iShares Floating Rate Bond ETF	38,760
233	iShares MBS ETF	25,215
959	Market Vectors Emerging High Yield Bond ETF	25,327
510	Market Vectors Emerging Markets Local Currency Bond ETF	12,393
236	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	25,221
1,634	SPDR Barclays Short Term High Yield Bond ETF	50,589
289	Vanguard Intermediate-Term Corporate Bond ETF	25,016
461	Vanguard Short-Term Bond ETF	37,037
	TOTAL DEBT FUNDS	251,972

	EQUITY FUNDS - 16.2%
298	iShares MSCI Australia ETF	7,787
327	iShares MSCI Brazil Capped ETF	15,624
1,112	iShares MSCI Singapore ETF	15,034
580	Market Vectors Russia ETF	15,271
	TOTAL EQUITY FUNDS	53,716

	TOTAL EXCHANGE TRADED FUNDS (Cost $300,689)	305,688

	SHORT-TERM INVESTMENT - 4.0%
13,520	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01%^ (Cost $13,520)	13,520

	TOTAL INVESTMENTS - 96.0% (Cost $314,209) (a)	$319,208
	OTHER ASSETS LESS LIABILITIES - 4.0%	13,245
	NET ASSETS - 100.0%	$332,453

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $318,046 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,439
Unrealized Depreciation:	(277)
Net Unrealized Appreciation:	$1,162

^	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

See accompanying notes to financial statements.

4

Innealta Capital Portfolios
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

	Innealta Capital Sector Rotation Portfolio	Innealta Capital Country Rotation Portfolio
ASSETS
Investment securities:
At cost	$283,644	$314,209
At value	$288,855	$319,208
Due from Adviser	10,788	12,266
Dividends and interest receivable	77	711
Prepaid expenses & other assets	7,057	7,057
TOTAL ASSETS	306,777	339,242

LIABILITIES
Payable for investments purchased	—	4,481
Fees payable to other affiliates	996	377
Distribution (12b-1) fees payable	60	69
Payable for Portfolio shares redeemed	10	15
Accrued expenses and other liabilities	3,900	1,847
TOTAL LIABILITIES	4,966	6,789
NET ASSETS	$301,811	$332,453

Net Assets Consist Of:
Paid in capital	$299,335	$316,846
Undistributed net investment income	3,751	5,095
Undistributed net realized gain(loss) from security transactions	(6,486)	5,513
Net unrealized appreciation of investments	5,211	4,999
NET ASSETS	$301,811	$332,453

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$301,811	$332,453
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	29,701	31,884
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.16	$10.43

See accompanying notes to financial statements.

5

Innealta Capital Portfolios
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

	Innealta Capital Sector Rotation Portfolio	Innealta Capital Country Rotation Portfolio
INVESTMENT INCOME
Dividends	$2,689	$2,933
TOTAL INVESTMENT INCOME	2,689	2,933

EXPENSES
Investment advisory fees	1,109	1,464
Distribution (12b-1) fees:
Class 2	277	366
Compliance officer fees	3,741	5,296
Legal fees	3,968	3,968
Audit fees	6,943	6,943
Shareholder reporting expense	1,991	2,380
Custody fees	2,480	2,480
Trustees’ fees	1,587	1,587
Administration fees	811	943
Shareholder service fees	222	293
Insurance expense	7	7
Other expenses	181	180
TOTAL EXPENSES	23,317	25,907
Less: Fees waived and expenses reimbursed by the Adviser	(21,660)	(23,724)

NET EXPENSES	1,657	2,183
NET INVESTMENT INCOME	1,032	750

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from:
Security transactions	975	4,225
Distributions of realized gains from underlying investment companies	29	244
	1,004	4,469

Net change in unrealized appreciation on investments:	9,566	12,303

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,570	16,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,602	$17,522

See accompanying notes to financial statements.

6

Innealta Capital Sector Rotation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
FROM OPERATIONS
Net investment income	$1,032	$2,721
Net realized gain (loss) from security transactions	975	(7,638)
Distributions of realized gains from underlying investment companies	29	148
Net change in unrealized appreciation (depreciation) of investments	9,566	(4,492)
Net increase (decrease) in net assets resulting from operations	11,602	(9,261)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class 2	—	(29)
From net investment income:
Class 2	—	(179)
Net decrease in net assets from distributions to shareholders	—	(208)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	241,310	397,914
Net asset value of shares issued in reinvestment of distributions
Class 2	—	208
Payments for shares redeemed
Class 2	(91,998)	(310,671)
Net increase in net assets from shares of beneficial interest	149,312	87,451

TOTAL INCREASE IN NET ASSETS	160,914	77,982

NET ASSETS
Beginning of Period	140,897	62,915
End of Period*	$301,811	$140,897
*Includes undistributed net investment income of:	$3,751	$2,719

SHARE ACTIVITY - CLASS 2
Shares sold	24,154	39,871
Shares Reinvested	—	21
Shares redeemed	(9,145)	(31,455)
Net increase in shares of beneficial interest outstanding	15,009	8,437

See accompanying notes to financial statements.

7

Innealta Capital Country Rotation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
FROM OPERATIONS
Net investment income	$750	$4,345
Net realized gain from security transactions	4,225	800
Distributions of realized gains from underlying investment companies	244	245
Net change in unrealized appreciation (depreciation) of investments	12,303	(7,450)
Net increase (decrease) in net assets resulting from operations	17,522	(2,060)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class 2	—	(30)
From net investment income:
Class 2	—	(177)
Net decrease in net assets from distributions to shareholders	—	(207)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	42,599	505,232
Net asset value of shares issued in reinvestment of distributions
Class 2	—	207
Payments for shares redeemed
Class 2	(1,157)	(293,117)
Net increase in net assets from shares of beneficial interest	41,442	212,322

TOTAL INCREASE IN NET ASSETS	58,964	210,055

NET ASSETS
Beginning of Period	273,489	63,434
End of Period*	$332,453	$273,489
*Includes undistributed net investment income of:	$5,095	$4,345

SHARE ACTIVITY - CLASS 2
Shares sold	4,188	50,849
Shares Reinvested	—	21
Shares redeemed	(115)	(29,366)
Net increase in shares of beneficial interest outstanding	4,073	21,504

See accompanying notes to financial statements.

8

Innealta Capital Sector Rotation Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class 2
	Six Months Ended		Year Ended		Period Ended
	June 30, 2014		December 31,		December 31,
	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$9.59		$10.06		$10.00

Activity from investment operations:
Net investment income (2)	0.05		0.12		0.06
Net realized and unrealized gain(loss) on investments	0.52		(0.58)		(0.00	) (8)
Total from investment operations	0.57		(0.46)		0.06

Less distributions from:
Net investment income	—		(0.01)		—
Net realized gains	—		(0.00	) (8)	—
Total distributions	—		(0.01)		—

Net asset value, end of period	$10.16		$9.59		$10.06

Total return (3)	5.94%		(4.60)%		0.60%

Net assets, at end of period (000s)	$302		$141		$63

Ratio of gross expenses to average net assets (4)(6)	21.05	% (5)	22.98%		159.45	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%		1.49	% (5)
Ratio of net investment income to average net assets (6)(9)	0.93	% (5)	1.24%		4.12	% (5)

Portfolio Turnover Rate	109	% (7)	249%		0	% (7)

(1)	The Innealta Capital Sector Rotation Portfolio’s Class 2 shares commenced operations November 8, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Portfolio invests.

(7)	Not annualized.

(8)	Less than $0.01 per share.

(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

9

Innealta Capital Country Rotation Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class 2
	Six Months Ended		Year Ended		Period Ended
	June 30, 2014		December 31,		December 31,
	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$9.83		$10.06		$10.00

Activity from investment operations:
Net investment income (2)	0.02		0.17		0.06
Net realized and unrealized gain(loss) on investments	0.58		(0.40)		0.00	(8)
Total from investment operations	0.60		(0.23)		0.06

Less distributions from:
Net investment income	—		(0.00	) (8)	—
Net realized gains	—		(0.00	) (8)	—
Total distributions	—		(0.00)		—

Net asset value, end of period	$10.43		$9.83		$10.06

Total return (3)	6.10%		(2.24)%		0.60%

Net assets, at end of period (000s)	$332		$273		$63

Ratio of gross expenses to average net assets (4)(6)	17.71	% (5)	19.28%		162.87	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%		1.49	% (5)
Ratio of net investment income to average net assets (6)(9)	0.51	% (5)	1.66%		4.07	% (5)

Portfolio Turnover Rate	96	% (7)	280%		0	% (7)

(1)	The Innealta Capital Country Rotation Portfolio’s Class 2 shares commenced operations November 8, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Portfolio invests.

(7)	Not annualized.

(8)	Less than $0.01 per share.

(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

10

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Innealta Capital Sector Rotation Portfolio (the “Sector Rotation Portfolio”) and Innealta Capital Country Rotation Portfolio (the “Country Rotation Portfolio”)(collectively, the “Portfolios”) are each a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 2, 2005, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Sector Rotation Portfolio and Country Rotation Portfolio seek capital appreciation and current income, consistent with the preservation of capital. The Portfolios commenced operations on November 8, 2012.

The Portfolios currently offer Class 1 and Class 2 shares, however Class I shares are not currently available for sale. Class 2 shares are offered at net asset value without an initial sales charge and are subject to a 0.25% Rule 12b-1 distribution and servicing fee.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds – The Portfolios may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

11

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolios will not change.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi)

12

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

13

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Portfolios’ investments measured at fair value:

Innealta Capital Sector Rotation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$282,412	$—	$—	$282,412
Short-Term Investment	6,443	—	—	6,443
Total	$288,855	$—	$—	$288,855

Innealta Capital Country Rotation Portfolio
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$305,688	$—	$—	$305,688
Short-Term Investment	13,520	—	—	13,520
Total	$319,208	$—	$—	$319,208

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Portfolios’ policy to recognize transfers into or out of the levels at the end of the reporting period.

The Portfolios did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in September. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Portfolios intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Portfolios’ 2013 tax returns or expected to be taken in the Portfolios’ 2014 tax returns. The Portfolios have identified their major tax jurisdictions as

14

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $366,249 and $225,158, respectively, for Sector Rotation Portfolio. For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $300,495 and $268,275, respectively, for Country Rotation Portfolio.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

AFAM Capital, Inc. (the Innealta Capital Division) serves as the Portfolios’ investment adviser (the “Adviser”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS.

15

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Pursuant to an investment advisory agreement between the Adviser and the Trust, with respect to the Portfolios, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Sector Rotation Portfolio’s and 1.00% of Country Rotation Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse Sector Rotation Portfolio and Country Rotation Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) do not exceed the following:

Class 2
Sector Rotation Portfolio	1.49%
Country Rotation Portfolio	1.49%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Portfolios’ average daily net assets. For the six months ended June 30, 2014, the Adviser waived fees and reimbursed expenses for Class 2 shares in the amount of $21,600 for Sector Rotation Portfolio and $23,724 for Country Rotation Portfolio, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Portfolio’s operating expenses is subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio provided that such reimbursement does not cause that Portfolio’s operating expenses to exceed the respective expense limitation. If any Portfolio’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Portfolio shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Portfolios by the following date:

	12/31/2015	12/31/2016
Sector Rotation Portfolio	$6,793	$47,327
Country Rotation Portfolio	$7,006	$46,484
16

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Distributor- The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class 2 shares (the “Plan”). The Plan provides that a monthly service and/or distribution fee is incurred by the Portfolios at an annual rate of 0.25% of the average daily net assets of each Portfolio’s Class 2 shares. The Portfolios will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios’ shareholder accounts, not otherwise required to be provided by the Adviser. For the six months ended June 30, 2014 Sector Rotation Portfolio incurred $277 in fees under the Plan and Country Rotation Portfolio incurred $366 in fees under the Plan.

The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ shares. The Distributor is an affiliate of GFS. For the six months ended June 30, 2014, the Distributor did not receive any underwriting commissions for sales of Class 2 shares.

Pursuant to separate servicing agreements with GFS, the Portfolios pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Portfolios. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolios.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Portfolio creates presumption of the control of the Portfolios, under section 2(a)9 of the 1940 Act. As of June 30, 2014, Jefferson National Life Insurance Company held 99.99% of the voting securities of the Capital Sector Rotation Portfolio and 81.84% of the voting securities of the Capital Country Rotation Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

17

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Portfolios’ distributions paid for the year ended December 31, 2013 was as follows:

	For the year ended December 31, 2013
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Innealta Capital Sector Rotation Portfolio	$179	$29	$208
Innealta Capital Country Rotation Portfolio	177	30	207

There were no distributions for fiscal period ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Innealta Capital Sector Rotation Portfolio	$2,719	$—	$(3,117)	$(1,614)	$(7,114)	$(9,126)
Innealta Capital Country Rotation Portfolio	9,099	127	—	—	(11,141)	(1,915)

The difference between book basis and tax basis unrealized depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Capital Sector Rotation Portfolio incurred and elected to defer such capital losses of $1,614.

At December 31, 2013, the Innealta Capital Sector Rotation Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Innealta Capital Sector Rotation Portfolio	$3,091	$26	$3,117
18

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Board has determined to close the Portfolios and redeem all outstanding shares on or about September 29, 2014 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

As of July 24, 2014, each Portfolio will no longer pursue its stated investment objective and will begin liquidating its portfolio and will invest in cash equivalents such as money market funds until all shares have been redeemed. Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have previously requested payment in cash. Effective July 24, 2014, shares of each Portfolio are otherwise not available for purchase.

19

Innealta Capital Portfolios

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Rotation Portfolio, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Rotation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Innealta Capital Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14–6/30/14*	Expense Ratio During Period 1/1/14– 6/30/14**
Innealta Capital Sector Rotation Portfolio:
Class 2	$1,000.00	$1,059.40	$ 7.61	1.49%

Innealta Capital Country Rotation Portfolio:
Class 2	$1,000.00	$1,061.00	$ 7.61	1.49%

Hypothetical (5% return before Expenses)
Innealta Capital Sector Rotation Portfolio:
Class 2	$1,000.00	$1,017.41	$ 7.45	1.49%

Innealta Capital Country Rotation Portfolio:
Class 2	$1,000.00	$1,017.41	$ 7.45	1.49%

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.
20

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
21

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●   open an account or deposit money

●   direct us to buy securities or direct us to sell your securities

●   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●   affiliates from using your information to market to you.

●   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
22

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR

AFAM Capital, Inc.

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/14